Share-Based Payments - Summary of Group Net Settled in Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	1,687,500	3,558,865
Withholding obligation | $	$ 3,426,420
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Withholding obligation | $	$ 3,426,420
Performance Rights | Key Management Personnel | Chris Burns
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date	Nov. 30, 2021
Performance rights vested & exercised	200,000
Net settled shares	92,000
Withholding obligation | $	$ 1,290,600
Performance Rights | Key Management Personnel | Nick Liveris
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date	Nov. 30, 2021
Performance rights vested & exercised	200,000
Net settled shares	107,851
Withholding obligation | $	$ 1,101,180
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date	Dec. 11, 2021
Performance rights vested & exercised	200,000
Net settled shares	92,000
Withholding obligation | $	$ 1,034,640